Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
July 31, 2026

Principal Amount		Value
Asset-Backed Securities 0.4%
Other 0.4%
$500,000	Apidos CLO LVIII, Series 2026-58A, Class D1, (2.40% - 3 mo. USD Term SOFR), 0.00%, due 10/20/2039	$500,000 (a)(b)(c)
750,000	Ballyrock CLO Ltd., Series 2024-26AR, Class C1R, (3 mo. USD Term SOFR + 2.65%), 0.00%, due 7/25/2039	750,000 (a)(b)(c)
Total Asset-Backed Securities (Cost $1,250,000)		1,250,000

Corporate Bonds 141.7%
Advertising 1.5%
Clear Channel Outdoor Holdings, Inc.
210,000	7.75%, due 4/15/2028	210,327 (a)
795,000	7.88%, due 4/1/2030	825,626 (a)(d)
275,000	7.13%, due 2/15/2031	283,664 (a)
415,000	7.50%, due 3/15/2033	435,001 (a)
570,000	CMG Media Corp., 8.88%, due 6/18/2029	412,399 (a)
Neptune Bidco U.S., Inc.
1,450,000	9.29%, due 4/15/2029	1,477,323 (a)(d)
465,000	10.38%, due 5/15/2031	486,829 (a)
4,131,169
Aerospace & Defense 2.9%
965,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	985,810 (a)(d)
Bombardier, Inc.
480,000	7.25%, due 7/1/2031	499,954 (a)
1,115,000	7.00%, due 6/1/2032	1,148,807 (a)(d)
195,000	6.75%, due 6/15/2033	200,844 (a)
1,005,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,021,114 (a)(d)
TransDigm, Inc.
1,290,000	6.63%, due 3/1/2032	1,311,582 (a)(d)
10,000	6.00%, due 1/15/2033	9,999 (a)
780,000	6.38%, due 5/31/2033	779,802 (a)(d)
640,000	6.75%, due 1/31/2034	650,415 (a)(d)
1,250,000	6.13%, due 7/31/2034	1,235,960 (a)(d)
7,844,287
Apparel 0.9%
1,217,830	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	1,307,351 (a)(e)
750,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	782,212 (a)
565,000	VF Corp., 2.95%, due 4/23/2030	507,600
2,597,163
Auto Manufacturers 0.8%
Nissan Motor Acceptance Co. LLC
155,000	7.05%, due 9/15/2028	158,162 (a)
145,000	5.63%, due 9/29/2028	144,138 (a)
105,000	5.55%, due 9/13/2029	102,114 (a)
185,000	6.13%, due 9/30/2030	180,672 (a)
Nissan Motor Co. Ltd.
375,000	7.50%, due 7/17/2030	384,101 (a)
925,000	4.81%, due 9/17/2030	857,426 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
$185,000	7.75%, due 7/17/2032	$191,101 (a)
190,000	8.13%, due 7/17/2035	200,480 (a)
2,218,194
Auto Parts & Equipment 3.9%
2,395,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	2,412,989 (a)(d)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
465,000	6.13%, due 4/15/2031	460,876 (a)
1,305,000	6.38%, due 4/15/2034	1,285,675 (a)(d)
1,281,950	Dexko Global, Inc., 7.50%, due 4/15/2032	1,067,377 (a)
1,270,000	Forvia SE, 6.75%, due 9/15/2033	1,263,720 (a)(d)
495,000	Goodyear Tire & Rubber Co., 8.88%, due 7/15/2032	508,049
IHO Verwaltungs GmbH
1,375,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,425,141 (a)(d)(e)
570,000	8.00% Cash/8.75% PIK, due 11/15/2032	598,531 (a)(e)
ZF North America Capital, Inc.
435,000	6.88%, due 4/14/2028	442,832 (a)
505,000	7.13%, due 4/14/2030	508,266 (a)
680,000	6.75%, due 4/23/2030	674,812 (a)
10,648,268
Banks 0.3%
955,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	956,320 (a)(d)
Building Materials 3.5%
Builders FirstSource, Inc.
1,155,000	6.38%, due 3/1/2034	1,133,335 (a)(d)
320,000	6.75%, due 5/15/2035	316,819 (a)
450,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	231,354 (a)
315,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	161,790 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,010,000	6.63%, due 12/15/2030	1,026,561 (a)(d)
340,000	6.75%, due 7/15/2031	348,716 (a)
430,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	262,111 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	876,795 (a)(d)
735,000	Masterbrand, Inc., 7.00%, due 7/15/2032	735,415 (a)(d)
250,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	246,149 (a)
575,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	532,130 (a)
Quikrete Holdings, Inc.
580,000	6.38%, due 3/1/2032	587,078 (a)(d)
765,000	6.75%, due 3/1/2033	775,114 (a)
Standard Building Solutions, Inc.
865,000	6.50%, due 8/15/2032	866,655 (a)(d)
1,525,000	6.25%, due 8/1/2033	1,508,336 (a)(d)
60,000	5.88%, due 3/15/2034	57,609 (a)
9,665,967
Chemicals 5.2%
450,000	Ashland, Inc., 6.88%, due 5/15/2043	457,760
1,215,000	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, due 6/15/2033	1,222,510 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
Celanese U.S. Holdings LLC
$595,000	7.55%, due 11/15/2030	$626,338
170,000	7.00%, due 2/15/2031	174,300
585,000	7.38%, due 7/15/2032	612,093
435,000	7.70%, due 11/15/2033	460,465
280,000	7.38%, due 2/15/2034	288,021
FMC Corp.
180,000	3.45%, due 10/1/2029	165,415
195,000	8.00%, due 6/1/2031	201,636 (a)
180,000	6.38%, due 5/18/2053	140,113
135,000	8.45%, due 11/1/2055	101,542 (f)
240,000	HB Fuller Co., 4.00%, due 2/15/2027	237,948
Olympus Water U.S. Holding Corp.
1,550,000	6.25%, due 10/1/2029	1,530,445 (a)(d)
395,000	7.25%, due 6/15/2031	399,160 (a)
1,225,000	6.75%, due 8/1/2032	1,192,235 (a)(d)
685,000	7.25%, due 2/15/2033	671,005 (a)
SCIH Salt Holdings, Inc.
2,355,000	6.63%, due 8/15/2031	2,354,577 (a)(c)
1,215,000	8.00%, due 8/15/2032	1,205,816 (a)(c)
WR Grace Holdings LLC
755,000	5.63%, due 8/15/2029	693,175 (a)(d)
1,060,000	7.38%, due 3/1/2031	1,051,019 (a)(d)
615,000	6.63%, due 8/15/2032	585,491 (a)
14,371,064
Commercial Services 9.9%
1,220,000	ADT Security Corp., 5.88%, due 10/15/2033	1,182,940 (a)(d)
1,080,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,100,167 (a)(d)
915,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	950,001 (a)(d)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,895,000	6.00%, due 6/1/2029	1,878,321 (a)(d)
475,000	6.88%, due 6/15/2030	485,358 (a)
Block, Inc.
480,000	6.50%, due 5/15/2032	484,946
975,000	6.00%, due 8/15/2033	966,897 (a)(d)
1,655,000	Carrix, Inc., 6.13%, due 8/1/2033	1,647,356 (a)(d)
270,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	248,620 (a)
EquipmentShare.com, Inc.
400,000	9.00%, due 5/15/2028	406,096 (a)
300,000	8.63%, due 5/15/2032	306,818 (a)
2,140,000	8.00%, due 3/15/2033	2,156,204 (a)(d)
200,000	7.13%, due 7/1/2034	191,025 (a)
Garda World Security Corp.
1,030,000	6.00%, due 6/1/2029	1,015,072 (a)
420,000	6.50%, due 1/15/2031	424,622 (a)
1,130,000	8.25%, due 8/1/2032	1,145,910 (a)(d)
1,215,000	8.38%, due 11/15/2032	1,234,430 (a)(d)
Herc Holdings, Inc.
828,000	7.00%, due 6/15/2030	853,891 (a)(d)
1,783,000	7.25%, due 6/15/2033	1,839,808 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$515,000	6.00%, due 3/15/2034	$504,922 (a)
660,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	649,848 (a)
1,510,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,512,138 (a)(d)
1,745,000	Synergy Infrastructure Holdings LLC, 7.00%, due 7/15/2034	1,760,368 (a)(d)
1,020,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	953,328 (a)
1,545,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,586,235 (a)(d)
570,000	WEX, Inc., 6.50%, due 3/15/2033	566,359 (a)
Williams Scotsman, Inc.
310,000	6.63%, due 6/15/2029	315,237 (a)
170,000	6.63%, due 4/15/2030	173,824 (a)
628,000	7.38%, due 10/1/2031	647,493 (a)
27,188,234
Computers 1.9%
611,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	611,117 (a)
1,275,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,309,926 (a)(d)
1,090,000	CACI International, Inc., 6.38%, due 6/15/2033	1,098,435 (a)(d)
1,195,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,215,891 (a)(d)
620,000	Insight Enterprises, Inc., 6.63%, due 5/15/2032	623,467 (a)
490,000	McAfee Corp., 7.38%, due 2/15/2030	415,459 (a)
5,274,295
Cosmetics - Personal Care 0.1%
240,000	Prestige Brands, Inc., 6.25%, due 7/15/2034	240,678 (a)
Distribution - Wholesale 2.3%
920,000	ADI Escrow Issuer LLC, 7.13%, due 7/15/2034	937,889 (a)
440,000	Core & Main LP, 6.00%, due 7/1/2034	437,542 (a)
790,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	767,281 (a)
990,000	Resideo Funding II LLC, 6.50%, due 7/15/2032	990,334 (a)
215,000	S&S Holdings LLC, 8.38%, due 10/1/2031	207,614 (a)
1,470,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,508,117 (a)(d)
1,265,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,316,178 (a)(d)
6,164,955
Diversified Financial Services 7.4%
1,790,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,771,215 (a)(d)
865,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	859,594 (a)
655,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	657,881 (a)
880,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	894,013 (a)
Jane Street Group/JSG Finance, Inc.
925,000	7.13%, due 4/30/2031	954,621 (a)(d)
805,000	6.13%, due 11/1/2032	800,975 (a)
635,000	6.75%, due 5/1/2033	647,141 (a)
Navient Corp.
145,000	4.88%, due 3/15/2028	141,727
615,000	5.50%, due 3/15/2029	589,038
110,000	7.88%, due 6/15/2032	103,056
OneMain Finance Corp.
650,000	6.63%, due 5/15/2029	657,952 (d)
470,000	5.38%, due 11/15/2029	459,322
1,400,000	6.13%, due 5/15/2030	1,391,591 (d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$575,000	7.13%, due 11/15/2031	$582,699
890,000	7.13%, due 9/15/2032	899,318
PennyMac Financial Services, Inc.
685,000	7.13%, due 11/15/2030	682,863 (a)
200,000	5.75%, due 9/15/2031	185,386 (a)
60,000	6.88%, due 5/15/2032	57,354 (a)
745,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	769,225 (a)
Rocket Cos., Inc.
2,090,000	6.13%, due 8/1/2031	2,099,524 (a)(d)
395,000	7.13%, due 2/1/2032	404,854 (a)
720,000	6.38%, due 8/1/2033	724,278 (a)(d)
SLM Corp.
855,000	6.50%, due 1/31/2030	864,808 (d)
405,000	6.50%, due 5/15/2032	403,550 (f)
1,260,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	1,296,827 (a)(d)
1,240,000	WS Escrow LLC, 7.75%, due 6/1/2033	1,282,975 (a)(d)
20,181,787
Electric 3.8%
Alpha Generation LLC
1,480,000	6.75%, due 10/15/2032	1,492,903 (a)(d)
435,000	6.25%, due 1/15/2034	425,080 (a)
NRG Energy, Inc.
535,000	6.00%, due 2/1/2033	533,392 (a)
635,000	5.75%, due 1/15/2034	618,429 (a)(d)
250,000	5.88%, due 5/15/2034	245,425 (a)
400,000	6.13%, due 5/15/2036	394,842 (a)
950,000	PG&E Corp., 6.85%, due 9/15/2056	940,089 (f)
Talen Energy Supply LLC
1,210,000	6.25%, due 2/1/2034	1,186,781 (a)(d)
1,205,000	6.50%, due 2/1/2036	1,189,968 (a)(d)
2,095,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,105,413 (a)(d)
1,135,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,188,607 (a)(d)
10,320,929
Electrical Components & Equipment 0.2%
610,000	EnerSys, 6.63%, due 1/15/2032	617,294 (a)
Electronics 0.5%
1,240,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,269,447 (a)(d)
Engineering & Construction 1.5%
1,745,000	Artera Services LLC, 8.50%, due 2/15/2031	1,589,590 (a)(d)
210,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	181,865 (a)
Global Infrastructure Solutions, Inc.
430,000	7.50%, due 4/15/2032	447,612 (a)
755,000	6.38%, due 7/15/2034	760,157 (a)
1,220,000	Granite Construction, Inc., 6.38%, due 6/15/2034	1,216,511 (a)(d)
4,195,735
Entertainment 3.7%
1,285,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	1,300,283 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
$2,150,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	$2,112,375 (a)(d)
140,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	109,656 (a)
650,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	631,238 (a)(d)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
1,010,000	8.25%, due 4/15/2030	1,050,585 (a)(d)
395,000	11.88%, due 4/15/2031	428,124 (a)
115,000	Motion Bondco DAC, 6.63%, due 11/15/2027	109,164 (a)
675,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	657,577 (a)(d)
1,130,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,108,072 (a)(d)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
335,000	6.50%, due 10/1/2028	335,187
520,000	5.25%, due 7/15/2029	497,980
985,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	996,242 (a)
630,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	634,280 (a)
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, due 3/15/2033	163,555 (a)
10,134,318
Environmental Control 0.5%
1,202,036	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,276,724 (a)(d)(e)
Food 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
195,000	5.50%, due 3/31/2031	187,370 (a)
340,000	5.63%, due 3/31/2032	323,408 (a)
905,000	6.25%, due 3/15/2033	876,557 (a)(d)
Chobani LLC/Chobani Finance Corp., Inc.
210,000	4.63%, due 11/15/2028	207,521 (a)
1,025,000	6.38%, due 4/15/2034	1,027,626 (a)(d)
885,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	865,017 (a)
345,000	U.S. Foods, Inc., 7.25%, due 1/15/2032	356,469 (a)
3,843,968
Food Service 0.9%
TKC Holdings, Inc.
1,385,000	8.50%, due 8/15/2030	1,415,815 (a)(d)
990,000	12.00%, due 2/15/2031	1,040,540 (a)
2,456,355
Forest Products & Paper 0.8%
900,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	897,518 (a)(d)
1,410,000	Magnera Corp., 7.25%, due 11/15/2031	1,380,038 (a)(d)
2,277,556
Gas 0.3%
830,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, due 6/1/2031	842,856 (a)
Healthcare - Services 5.9%
500,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	489,470 (a)
Centene Corp.
2,275,000	4.63%, due 12/15/2029	2,207,062 (d)
1,580,000	3.38%, due 2/15/2030	1,461,324 (d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
CHS/Community Health Systems, Inc.
$105,000	6.00%, due 1/15/2029	$103,163 (a)
230,000	6.88%, due 4/15/2029	221,819 (a)
440,000	6.13%, due 4/1/2030	369,673 (a)
550,000	5.25%, due 5/15/2030	507,876 (a)
498,000	10.88%, due 1/15/2032	525,288 (a)
195,000	9.75%, due 1/15/2034	197,547 (a)
1,735,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	1,765,573 (a)(d)
415,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	376,613 (a)
LifePoint Health, Inc.
410,000	10.00%, due 6/1/2032	393,628 (a)
855,000	7.00%, due 5/1/2034	798,605 (a)
Molina Healthcare, Inc.
660,000	6.50%, due 2/15/2031	666,069 (a)
1,615,000	6.25%, due 1/15/2033	1,597,021 (a)(d)
370,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	390,222 (a)
1,060,000	Select Medical Corp., 6.25%, due 12/1/2032	1,018,143 (a)(d)
1,715,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,720,341 (a)(d)
1,450,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	1,454,638 (a)(d)
16,264,075
Home Builders 1.6%
K Hovnanian Enterprises, Inc.
740,000	8.00%, due 4/1/2031	754,304 (a)
540,000	8.38%, due 10/1/2033	548,753 (a)
575,000	KB Home, 7.25%, due 7/15/2030	582,695
415,000	LGI Homes, Inc., 7.00%, due 11/15/2032	404,514 (a)
1,540,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,465,886 (a)(d)
Shea Homes LP/Shea Homes Funding Corp.
490,000	4.75%, due 2/15/2028	483,344
265,000	4.75%, due 4/1/2029	257,399
4,496,895
Home Furnishings 0.6%
Whirlpool Corp.
160,000	6.13%, due 6/15/2030	145,390
915,000	7.50%, due 7/1/2031	909,287 (a)
645,000	7.88%, due 7/1/2034	609,783 (a)
1,664,460
Housewares 0.2%
Newell Brands, Inc.
280,000	8.50%, due 6/1/2028	292,246 (a)
175,000	6.63%, due 9/15/2029	177,105
469,351
Insurance 3.0%
610,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	589,967 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
690,000	6.50%, due 10/1/2031	689,417 (a)
795,000	7.38%, due 10/1/2032	799,460 (a)
735,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	718,352 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,045,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	$1,021,749 (a)
HUB International Ltd.
1,355,000	7.25%, due 6/15/2030	1,395,201 (a)(d)
1,880,000	7.38%, due 1/31/2032	1,922,770 (a)(d)
1,000,000	USI, Inc., 7.50%, due 1/15/2032	1,020,591 (a)(d)
8,157,507
Internet 0.9%
455,000	Rakuten Group, Inc., 9.75%, due 4/15/2029	494,026 (a)
Wayfair LLC
510,000	7.25%, due 10/31/2029	525,191 (a)
740,000	6.75%, due 11/15/2032	753,327 (a)
540,000	7.13%, due 5/31/2034	554,737 (a)
2,327,281
Investment Companies 0.4%
1,060,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	996,400
Iron - Steel 1.7%
Cleveland-Cliffs, Inc.
805,000	6.88%, due 11/1/2029	813,586 (a)
675,000	7.50%, due 9/15/2031	688,896 (a)
835,000	7.00%, due 3/15/2032	836,749 (a)
1,150,000	Hybar LLC, 7.38%, due 7/1/2034	1,154,317 (a)
Mineral Resources Ltd.
810,000	7.00%, due 4/1/2031	833,545 (a)(d)
360,000	6.25%, due 5/1/2034	350,877 (a)
4,677,970
Leisure Time 1.5%
330,000	Acushnet Co., 5.63%, due 12/1/2033	323,561 (a)
145,000	Gaia Purchaser, Inc., 7.63%, due 7/15/2033	145,446 (a)
975,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,003,706 (a)(d)
670,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	656,709 (a)(d)
1,245,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,227,713 (a)(d)
475,000	Sabre Financial Borrower LLC, 11.13%, due 6/15/2029	499,759 (a)
210,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	207,939 (a)
4,064,833
Lodging 1.8%
205,000	Boyd Gaming Corp., 4.75%, due 12/1/2027	203,908
1,225,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 1/15/2032	1,227,811 (a)(d)
1,485,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/1/2033	1,460,406 (a)(d)
Travel & Leisure Co.
1,440,000	6.25%, due 6/1/2031	1,442,215 (a)(d)
495,000	6.13%, due 9/1/2033	486,077 (a)
4,820,417
Machinery - Construction & Mining 1.3%
1,865,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,975,292 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining – cont'd
$1,535,000	Terex Corp., 6.25%, due 10/15/2032	$1,540,509 (a)(d)
3,515,801
Machinery - Diversified 1.2%
2,030,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	2,045,225 (a)(d)
1,210,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,184,637 (a)(d)
3,229,862
Media 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,020,000	5.38%, due 6/1/2029	990,588 (a)(d)
65,000	6.38%, due 9/1/2029	64,589 (a)
735,000	4.75%, due 3/1/2030	686,729 (a)(d)
1,090,000	4.25%, due 2/1/2031	964,791 (a)(d)
830,000	7.38%, due 3/1/2031	826,749 (a)(g)
355,000	4.75%, due 2/1/2032	310,197 (a)
590,000	4.50%, due 5/1/2032	508,808
485,000	7.00%, due 2/1/2033	464,790 (a)
625,000	4.50%, due 6/1/2033	531,743 (a)
460,000	4.25%, due 1/15/2034	375,584 (a)
380,000	7.38%, due 2/1/2036	361,262 (a)
CSC Holdings LLC
500,000	5.50%, due 4/15/2027	309,631 (a)
570,000	5.38%, due 2/1/2028	330,363 (a)
710,000	7.50%, due 4/1/2028	164,293 (a)
910,000	11.25%, due 5/15/2028	528,525 (a)(d)
1,130,000	11.75%, due 1/31/2029	646,819 (a)(d)
470,000	6.50%, due 2/1/2029	266,103 (a)
1,030,000	5.75%, due 1/15/2030	221,450 (a)(d)
275,000	4.50%, due 11/15/2031	152,324 (a)
355,000	Discovery Communications LLC, 4.13%, due 5/15/2029	348,788
Discovery Global Holdings, Inc.
1,860,000	4.28%, due 3/15/2032	1,652,740 (d)
1,510,000	5.05%, due 3/15/2042	1,049,450
345,000	5.14%, due 3/15/2052	219,272
DISH DBS Corp.
1,460,000	7.38%, due 7/1/2028	1,397,220
950,000	5.75%, due 12/1/2028	916,750 (a)
545,000	5.13%, due 6/1/2029	493,906
340,756	EchoStar Corp., 6.75% Cash/6.75% PIK, due 11/30/2030	345,595 (e)
McGraw-Hill Education, Inc.
340,000	8.00%, due 8/1/2029	337,194 (a)
650,000	7.38%, due 9/1/2031	658,216 (a)
605,000	Midcontinent Communications, 8.00%, due 8/15/2032	513,787 (a)
635,000	Nexstar Media, Inc., 6.50%, due 9/15/2033	631,746 (a)
Paramount Global
300,000	7.88%, due 7/30/2030	312,770
640,000	4.95%, due 1/15/2031	586,497
295,000	4.20%, due 5/19/2032	250,841
505,000	4.38%, due 3/15/2043	308,756
440,000	5.85%, due 9/1/2043	311,913
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$485,000	4.90%, due 8/15/2044	$301,801
640,000	Space Exploration Technologies Corp., 5.65%, due 7/15/2033	613,137 (a)
395,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	354,616 (a)
20,310,333
Mining 2.8%
610,000	Capstone Copper Corp., 6.75%, due 3/31/2033	611,369 (a)
880,000	Century Aluminum Co., 6.88%, due 8/1/2032	893,642 (a)(d)
250,000	Constellium SE, 5.63%, due 6/15/2028	249,081 (a)
First Quantum Minerals Ltd.
805,000	8.00%, due 3/1/2033	836,442 (a)
330,000	7.25%, due 2/15/2034	336,153 (a)
15,000	6.38%, due 2/15/2036	14,515 (a)
Novelis Corp.
1,130,000	4.75%, due 1/30/2030	1,086,097 (a)(d)
235,000	6.88%, due 1/30/2030	241,115 (a)
1,660,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	1,733,152 (a)(d)
1,540,000	Trekor Metals Ltd., 8.25%, due 5/1/2030	1,600,268 (a)(d)
7,601,834
Miscellaneous Manufacturer 1.8%
1,415,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	1,427,107 (a)(d)
1,220,000	Avient Corp., 6.25%, due 11/1/2031	1,228,976 (a)(d)
460,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	466,517 (a)
1,078,437	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,099,163 (a)(d)(e)
740,000	Enpro, Inc., 6.13%, due 6/1/2033	741,336 (a)(d)
4,963,099
Oil & Gas 6.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
635,000	5.88%, due 6/30/2029	632,763 (a)
750,000	6.63%, due 10/15/2032	753,986 (a)
1,680,000	Beusa Investments LLC, 7.00%, due 8/1/2031	1,641,982 (a)(d)
345,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	344,574 (a)
Borr IHC Ltd./Borr Finance LLC
380,000	8.75%, due 1/15/2032	371,811 (a)
380,000	9.00%, due 1/15/2034	372,238 (a)
Caturus Energy LLC
1,480,000	8.50%, due 2/15/2030	1,532,904 (a)(d)
515,000	7.13%, due 5/15/2031	510,529 (a)
Crescent Energy Finance LLC
385,000	7.63%, due 4/1/2032	389,061 (a)
575,000	7.38%, due 1/15/2033	577,597 (a)
95,000	8.38%, due 1/15/2034	98,021 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
503,000	5.75%, due 2/1/2029	502,016 (a)
680,000	6.00%, due 4/15/2030	672,877 (a)
428,000	6.00%, due 2/1/2031	417,215 (a)
585,000	8.38%, due 11/1/2033	613,762 (a)
735,000	7.25%, due 2/15/2035	728,996 (a)
1,175,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	1,172,182 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Matador Resources Co.
$625,000	6.50%, due 4/15/2032	$623,831 (a)
185,000	6.25%, due 4/15/2033	182,037 (a)
545,000	6.00%, due 4/15/2034	527,116 (a)
340,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	340,243 (a)
400,000	SM Energy Co., 8.63%, due 11/1/2030	419,895 (a)
205,000	Sunoco LP, 7.00%, due 5/1/2029	209,464 (a)
795,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	777,824 (a)
Transocean International Ltd.
1,360,000	8.25%, due 5/15/2029	1,402,379 (a)(d)
10,000	8.50%, due 5/15/2031	10,429 (a)
625,000	7.88%, due 10/15/2032	650,976 (a)
730,000	Validus Energy II Midcon LLC, 8.00%, due 8/1/2031	726,699 (a)
17,203,407
Oil & Gas Services 3.4%
765,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	775,954 (a)(d)
Kodiak Gas Services LLC
735,000	6.50%, due 10/1/2033	734,049 (a)(d)
735,000	6.75%, due 10/1/2035	740,582 (a)(d)
1,410,000	Oceaneering International, Inc., 6.88%, due 7/15/2034	1,442,730 (a)(d)
690,000	SESI LLC, 7.88%, due 9/30/2030	698,160 (a)
1,955,000	Star Holding LLC, 8.75%, due 8/1/2031	1,996,524 (a)(d)
USA Compression Partners LP/USA Compression Finance Corp.
1,050,000	7.13%, due 3/15/2029	1,072,625 (a)(d)
330,000	6.25%, due 10/1/2033	324,750 (a)
WBI Operating LLC
705,000	6.25%, due 10/15/2030	704,873 (a)(d)
925,000	6.50%, due 10/15/2033	923,354 (a)
9,413,601
Packaging & Containers 6.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2,370,000	4.00%, due 9/1/2029	2,249,972 (a)(d)
485,000	6.25%, due 1/30/2031	488,270 (a)
Clydesdale Acquisition Holdings, Inc.
720,000	6.88%, due 1/15/2030	713,810 (a)
610,000	6.75%, due 4/15/2032	580,904 (a)
Mauser Packaging Solutions Holding Co.
1,210,000	7.88%, due 4/15/2030	1,234,079 (a)(d)
2,835,000	9.25%, due 4/15/2030	2,809,921 (a)(d)
Sword Purchaser LLC
1,755,000	8.25%, due 4/15/2033	1,795,075 (a)(d)
1,510,000	10.50%, due 4/15/2034	1,561,023 (a)(d)
975,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	880,672 (a)
1,590,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,552,982 (a)(d)
Trivium Packaging Finance BV
1,115,000	8.25%, due 7/15/2030	1,178,652 (a)
1,565,000	12.25%, due 1/15/2031	1,731,787 (a)(d)
16,777,147
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 2.0%
$2,944,000	1261229 BC Ltd., 10.00%, due 4/15/2032	$3,009,498 (a)(d)
355,000	Adapthealth LLC, 6.13%, due 8/1/2028	355,000 (a)
Bausch Health Cos., Inc.
550,000	5.00%, due 1/30/2028	498,168 (a)
289,000	4.88%, due 6/1/2028	268,778 (a)
420,000	11.00%, due 9/30/2028	429,118 (a)
170,000	5.00%, due 2/15/2029	130,050 (a)
90,000	5.25%, due 1/30/2030	60,975 (a)
645,000	Grifols SA, 4.75%, due 10/15/2028	629,321 (a)(d)
180,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, due 5/15/2034	192,024 (a)
5,572,932
Pipelines 9.7%
1,500,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,526,680 (a)(d)
830,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	869,872 (a)(d)
Energy Transfer LP
160,000	7.13%, due 10/1/2054	163,387 (f)
525,000	6.50%, due 2/15/2056	525,058 (f)
365,000	6.75%, due 2/15/2056	366,131 (f)
995,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,042,445 (a)(d)
Genesis Energy LP/Genesis Energy Finance Corp.
310,000	8.25%, due 1/15/2029	319,695
978,000	7.88%, due 5/15/2032	1,010,111
965,000	8.00%, due 5/15/2033	1,003,906
465,000	6.75%, due 3/15/2034	463,782
Global Partners LP/GLP Finance Corp.
565,000	8.25%, due 1/15/2032	589,001 (a)
780,000	7.13%, due 7/1/2033	789,886 (a)
2,175,000	Golar LNG Ltd., 7.50%, due 10/2/2030	2,219,905 (a)(d)
Harvest Midstream I LP
235,000	7.50%, due 5/15/2032	240,942 (a)
1,225,000	6.75%, due 5/15/2034	1,229,877 (a)(d)
Howard Midstream Energy Partners LLC
1,320,000	7.38%, due 7/15/2032	1,364,438 (a)(d)
585,000	6.63%, due 1/15/2034	591,526 (a)
670,000	6.63%, due 1/15/2035	669,633 (a)
260,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	260,288 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,120,000	8.13%, due 2/15/2029	1,148,093 (a)(d)
315,000	8.38%, due 2/15/2032	327,564 (a)
Rockies Express Pipeline LLC
620,000	6.75%, due 3/15/2033	630,350 (a)
435,000	7.50%, due 7/15/2038	457,291 (a)
730,000	6.88%, due 4/15/2040	734,151 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
450,000	7.38%, due 2/15/2029	460,230 (a)
215,000	6.00%, due 9/1/2031	211,556 (a)
885,000	6.75%, due 3/15/2034	890,498 (a)
515,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	508,984 (a)
Venture Global LNG, Inc.
1,200,000	9.00%, due 9/30/2029	1,195,176 (a)(d)(f)(h)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$1,320,000	8.38%, due 6/1/2031	$1,364,613 (a)(d)
745,000	6.38%, due 12/15/2034	725,569 (a)
740,000	6.63%, due 6/15/2036	725,247 (a)
Venture Global Plaquemines LNG LLC
452,000	7.50%, due 5/1/2033	490,429 (a)
475,000	6.50%, due 1/15/2034	490,134 (a)
170,000	6.50%, due 6/15/2034	175,326 (a)
453,000	7.75%, due 5/1/2035	502,038 (a)
390,000	6.75%, due 1/15/2036	408,211 (a)
26,692,023
Real Estate 0.2%
495,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	512,368 (a)
Real Estate Investment Trusts 4.7%
Blackstone Mortgage Trust, Inc.
1,325,000	7.75%, due 12/1/2029	1,369,274 (a)(d)
640,000	6.25%, due 6/1/2031	611,914 (a)
Brandywine Operating Partnership LP
1,060,000	8.88%, due 4/12/2029	1,110,975 (d)
180,000	6.13%, due 1/15/2031	173,006
865,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	858,976 (a)
200,000	Iron Mountain, Inc., 7.00%, due 2/15/2029	203,170 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
655,000	5.88%, due 10/1/2028	654,117 (a)(d)
165,000	4.88%, due 5/15/2029	160,823 (a)
690,000	7.00%, due 2/1/2030	701,153 (a)(d)
645,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	651,004 (a)(d)
435,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	442,594 (a)(d)
1,290,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,228,770 (a)(d)
1,280,000	Service Properties Trust, 8.63%, due 11/15/2031	1,345,132 (a)(d)
Starwood Property Trust, Inc.
490,000	5.25%, due 10/15/2028	485,634 (a)
605,000	5.88%, due 8/15/2029	606,013 (a)
1,140,000	6.50%, due 7/1/2030	1,157,823 (a)(d)
580,000	6.50%, due 10/15/2030	587,991 (a)
445,000	XHR LP, 4.88%, due 6/1/2029	433,531 (a)
12,781,900
Retail 5.9%
Advance Auto Parts, Inc.
1,060,000	7.00%, due 8/1/2030	1,086,113 (a)(d)
1,500,000	7.38%, due 8/1/2033	1,548,195 (a)(d)
Bath & Body Works, Inc.
405,000	6.63%, due 10/1/2030	411,547 (a)
395,000	6.88%, due 11/1/2035	399,394
265,000	6.75%, due 7/1/2036	262,072
945,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	988,390 (a)(d)
LCM Investments Holdings II LLC
335,000	4.88%, due 5/1/2029	326,775 (a)
705,000	8.25%, due 8/1/2031	734,494 (a)(d)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
$960,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	$998,967 (a)(d)
Michaels Cos., Inc.
1,410,000	8.50%, due 3/15/2033	1,396,783 (a)(d)
500,000	11.00%, due 3/15/2034	489,448 (a)
170,000	Nordstrom, Inc., 4.38%, due 4/1/2030	162,474
780,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	782,492 (a)
PetSmart LLC/PetSmart Finance Corp.
1,145,000	7.50%, due 9/15/2032	1,156,917 (a)(d)
485,000	10.00%, due 9/15/2033	482,533 (a)
QXO Building Products, Inc.
755,000	6.50%, due 7/15/2031	758,061 (a)
1,425,000	6.75%, due 4/30/2032	1,455,296 (a)(d)
740,000	6.88%, due 7/15/2034	741,106 (a)
345,000	Staples, Inc., 10.75%, due 9/1/2029	330,114 (a)
1,605,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,616,959 (a)(d)
16,128,130
Semiconductors 0.3%
830,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	807,350 (a)(d)
Software 4.2%
970,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	943,696 (a)(d)
Cloud Software Group LLC
1,615,000	6.50%, due 3/31/2029	1,578,118 (a)(d)
525,000	9.00%, due 9/30/2029	514,370 (a)
75,000	8.25%, due 6/30/2032	70,949 (a)
1,310,000	CoreWeave, Inc., 9.00%, due 2/1/2031	1,182,529 (a)(d)
615,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	591,386 (a)
Fair Isaac Corp.
715,000	6.00%, due 5/15/2033	692,018 (a)
685,000	6.25%, due 9/15/2034	661,745 (a)
OAK-Eagle Acquireco, Inc.
1,720,000	7.25%, due 7/1/2033	1,782,218 (a)(d)
1,585,000	8.75%, due 7/1/2034	1,669,777 (a)(d)
1,730,000	UKG, Inc., 6.88%, due 2/1/2031	1,694,990 (a)(d)
11,381,796
Telecommunications 11.4%
420,000	Altice France Lux 3/Altice Holdings 1, 10.00%, due 1/15/2033	412,176 (a)
Altice France SA
800,306	9.50%, due 11/1/2029	811,553 (a)(d)
641,250	6.88%, due 10/15/2030	626,094 (a)
385,000	6.50%, due 10/15/2031	371,518 (a)
85,000	6.50%, due 4/15/2032	82,275 (a)
223,750	6.88%, due 7/15/2032	217,216 (a)
955,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	933,521 (a)
1,855,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	1,851,891 (a)(d)
915,000	Cipher Compute LLC, 7.13%, due 11/15/2030	933,310 (a)
Fibercop SpA
705,000	6.38%, due 11/15/2033	692,514 (a)(d)
485,000	6.00%, due 9/30/2034	467,378 (a)
695,000	7.20%, due 7/18/2036	705,376 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$165,000	7.72%, due 6/4/2038	$171,111 (a)
2,045,000	Galaxy Helios Data Centers II LLC, 9.88%, due 8/1/2031	2,050,563 (a)(d)
635,000	Iliad Holding SAS, 7.00%, due 4/15/2032	640,489 (a)
Level 3 Financing, Inc.
365,000	6.88%, due 6/30/2033	369,362 (a)
1,230,000	7.00%, due 3/31/2034	1,251,178 (a)(d)
1,735,000	8.50%, due 1/15/2036	1,805,063 (a)(d)
285,000	7.50%, due 2/15/2037	283,061 (a)
2,710,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	2,603,857 (a)(d)
2,165,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	2,038,605 (a)(d)
175,000	Rogers Communications, Inc., 7.13%, due 4/15/2055	176,619 (f)
1,900,000	Stingray Compute LLC, 6.00%, due 6/15/2031	1,853,595 (a)(d)
2,725,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	2,530,423 (a)(d)
565,000	Telecom Italia Capital SA, 7.72%, due 6/4/2038	632,028
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,880,000	6.50%, due 2/15/2029	1,854,174 (a)(d)
645,000	8.63%, due 6/15/2032	658,714 (a)
675,000	Uniti Services LLC, 7.50%, due 10/15/2033	689,772 (a)
505,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	399,227 (a)
1,565,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,629,210 (a)(d)
620,000	Yondr JK 1 LLC, 6.88%, due 6/30/2031	590,496 (a)
Zayo Group Holdings, Inc.
486,620	5.75% Cash/0.50% PIK, due 3/9/2030	486,012 (a)(e)
461,916	7.13% Cash/1.88% PIK, due 9/9/2030	452,678 (a)(e)
31,271,059
Transportation 0.9%
840,000	PODS LLC, 8.75%, due 5/15/2031	800,065 (a)
1,540,000	XPO, Inc., 7.13%, due 2/1/2032	1,587,721 (a)(d)
2,387,786
Trucking & Leasing 0.3%
FTAI Aviation Investors LLC
210,000	7.88%, due 12/1/2030	218,804 (a)
555,000	7.00%, due 5/1/2031	570,423 (a)(d)
789,227
Total Corporate Bonds (Cost $392,024,022)		387,996,407

Loan Assignments(b) 4.2%
Capital Markets 0.9%
838,932	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2031	827,246 (i)(j)
708,479	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 7/31/2030	650,695 (e)
418,892	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 12/15/2031	417,045
605,128	Orion U.S. Finco, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR), due 10/10/2033	597,564 (i)(j)
2,492,550
Electronic Equipment, Instruments & Components 0.1%
430,000	VM Consolidated, Inc., Term Loan, (1 mo. USD Term SOFR), due 10/1/2032	405,546 (i)(j)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Food Products 0.1%
$418,947	Froneri Lux Finco SARL, Term Loan B6, (6 mo. USD Term SOFR + 2.50%), 6.45%, due 9/30/2032	$416,467
Health Care Providers & Services 0.9%
946,525	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 9/17/2032	950,292
780,609	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.73%, due 12/12/2030	786,222
650,000	Team Services Group, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.98%, due 3/31/2033	643,851
		2,380,365
Hotels, Restaurants & Leisure 1.2%
418,950	Allwyn Entertainment Financing U.S. LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.32%, due 11/24/2032	414,446
	Catawba Nation Gaming Authority
445,000	Term Loan B, (3 mo. USD Term SOFR), due 3/29/2032	446,446 (i)(j)
1,465,000	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 3/29/2032	1,469,761 (i)(j)
605,000	Gaia Purchaser, Inc., Term Loan B, (1 mo. USD Term SOFR), due 6/25/2033	603,488 (i)(j)
423,921	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 12/4/2031	420,390
		3,354,531
Insurance 0.2%
418,942	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/19/2031	417,086
IT Services 0.3%
835,000	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR), due 2/3/2031	827,001 (i)(j)
Machinery 0.1%
285,467	Engineered Machinery Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.49%, due 11/26/2032	286,141
Media 0.4%
1,069,038	Discovery Global Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 6/3/2033	1,069,712
Total Loan Assignments (Cost $11,639,250)		11,649,399
Number of Shares

Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
8,466	Luxco Co. Ltd. (Cost $177,959)	161,941 *
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 3.1%
Investment Companies 3.1%
8,512,730	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(k) (Cost $8,512,730)	$8,512,730
Total Investments 149.5% (Cost $413,603,961)		409,570,477
Liabilities Less Other Assets (34.9)%		(95,696,948)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $3,768) (14.6)%		(39,996,232)(l)
Net Assets Applicable to Common Stockholders 100.0%		$273,877,297

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $355,243,878, which represents 129.7% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(c)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $4,810,393, which represents 1.8% of net assets applicable to common stockholders of the Fund.
(d)	All or a portion of this security is pledged with the custodian in connection with the Fund's loans payable outstanding.
(e)	Payment-in-kind (PIK) security.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	All or a portion of this security is pledged as collateral for reverse repurchase agreements.
(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	All or a portion of this security was purchased on a delayed delivery basis.
(j)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(k)	Represents 7-day effective yield as of July 31, 2026.
(l)	Fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$358,369,600	130.9%
Canada	13,524,694	4.9%
France	4,174,806	1.5%
Germany	3,649,582	1.3%
Netherlands	2,910,439	1.1%
Luxembourg	2,789,067	1.0%
Italy	2,668,407	1.0%
Republic of Cameroon	2,219,905	0.8%
Cayman Islands	2,144,013	0.8%
Japan	2,127,134	0.8%
United Kingdom	1,837,680	0.7%
Zambia	1,187,110	0.4%
Australia	1,184,422	0.4%
Finland	897,518	0.3%
Mexico	744,049	0.3%
Spain	629,321	0.2%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $3,768)	(39,996,232)	(14.6)%
Short-Term Investments and Other Liabilities—Net	(87,184,218)	(31.8)%
	$273,877,297	100.0%
Reverse Repurchase Agreements
At July 31, 2026, open positions in reverse repurchase agreements for the Fund were as follows:
Counterparty	Trade Date	Maturity Date(a)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Type of Underlying Collateral	Value of Securities Pledged as Collateral	Remaining Contractual Maturity of the Agreements(a)
Merrill Lynch International	7/16/2026	Open/Demand	2.75%	$768,788	$769,668	Corporate Bonds	$826,749	Overnight and Continuous

(a)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$1,250,000	$—	$1,250,000
Corporate Bonds#	—	387,996,407	—	387,996,407
Loan Assignments#	—	11,649,399	—	11,649,399
Common Stocks#	—	161,941	—	161,941
Short-Term Investments	—	8,512,730	—	8,512,730
Total Investments	$—	$409,570,477	$—	$409,570,477

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares and Reverse Repurchase Agreements as of July 31, 2026:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Other Financial Instruments:
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Reverse Repurchase Agreements	—	(769,668)	—	(769,668)
Total Other Financial Instruments	$—	$(40,769,668)	$—	$(40,769,668)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2026
Notes to Schedule of Investments Neuberger High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Effective December 18, 2025, the Fund's name was changed from Neuberger Berman High Yield Strategies Fund Inc. to Neuberger High Yield Strategies Fund Inc.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in common stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Neuberger High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
The value of reverse repurchase agreements is determined by Management primarily by obtaining valuations from independent pricing services, which are evaluated at par (Level 2 inputs) in line with market conventions.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers(generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Neuberger High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.